RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

Gulf Islamic Investments Holding, LLC (“GII”)

In connection with the hiring in 2023 of the Company’s Chief Financial Officer, Erick DeOliveira, the Company has expensed and accrued $0.2 million as of September 30, 2025 with a related party, GII, for recruitment fees paid on the Company’s behalf by GII.

Kuwait Investment Authority

In February 2019, the Company entered into a loan security agreement with a related party, KIA, for $5.0 million. The KIA loan was amended during 2020 and 2021 and the details surrounding the initial and subsequent modifications are fully described in Note 5. As of December 31, 2022 the Company owed principal amounts of $5.0 million to KIA under the original agreement and subsequent amendments to the KIA loan.

On August 12, 2022, KIA forgave amounts due under its loan and security agreement in exchange for 8,062 shares of NCNV preferred stock. In January 2024, the Company entered into a loan termination agreement under which all remaining amounts outstanding under the KIA loan, plus unearned interest of $0.1 million, were redeemed for 5,750 shares of newly created NCNV Preferred Stock 2 as described in Note 6. Refer to Note 6 for details regarding the rights and privileges of the NCNV preferred stock series. The January 2024 conversion agreement relieved the Company of any further obligations under the KIA loan.

10.	RELATED PARTY TRANSACTIONS

GII and its related parties

GII and its related parties hold the controlling interest on the Company’s Board of Directors.

In May 2019, the Company entered into a loan and security agreement with bSpace, a related party with GII. The bSpace loan was amended multiple times throughout 2021 and 2022, the details are fully described in Note 5. As of December 31, 2022, the Company owed total principal amounts of $31.5 million to bSpace under the loan and security agreement and subsequent amendments. As of December 31, 2022, the Company was not in compliance with certain covenants related to the loan; therefore, the loan has been reclassified to short-term debt. As of December 31, 2023, the Company has been released from all further obligations under the loan.

As more fully described in Note 5, on August 12, 2022 bSpace forgave amounts due under its loan and security agreement, in exchange for 58,972 shares of NCNV preferred stock. On December 30, 2023, the Company entered into a loan conversion agreement under which all remaining amounts outstanding under the bSpace loan, plus unearned interest of $1.5 million, were redeemed for 36,918 shares of newly created NCNV Preferred Stock 3. Refer to Note 6 and Note 14 for details regarding the rights and privileges of the NCNV preferred stock series. The December 2023 conversion agreements relieved the Company of any further obligations under the loan and security agreement.

Kuwait Investment Authority

In February 2019, the Company entered into a loan security agreement with a related party, KIA, for $5.0 million. The KIA loan was amended during 2020 and 2021 and the details surrounding the initial and subsequent modifications are fully described in Note 5. As of December 31, 2022 the Company owed principal amounts of $5.0 million to KIA under the original agreement and subsequent amendments to the KIA loan.

As more fully described in Note 5, on August 12, 2022, KIA forgave amounts due under its loan and security agreement in exchange for 8,062 shares of NCNV preferred stock. In January 2024, the Company entered into a loan termination agreement under which all remaining amounts outstanding under the KIA loan, plus unearned interest of $0.1 million, were redeemed for 5,752 shares of newly created NCNV Preferred Stock 2 as described in Note 6. Refer to Note 6 for details regarding the rights and privileges of the NCNV preferred stock series. The January 2024 conversion agreement relieved the Company of any further obligations under the KIA loan.